Equity Compensation Plan	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Equity Compensation Plan
14.	Equity Compensation Plan
In 2023 the Company adopted an Equity Compensation Plan (“the Plan”) administered by its Board of Directors which can make awards totaling in aggregate up to 10% of the number of common shares outstanding at the time any award is granted. Officers, directors and employees (including any prospective officer or employee) of the Company and its subsidiaries and affiliates and consultants and service providers to (including persons who are employed by or provide services to any entity that is itself a consultant or service provider to) the Company and its subsidiaries and affiliates will be eligible to receive awards under the Plan. Awards may be made under the expected equity compensation plan in the form of incentive stock options, non-qualified stock
options, stock appreciation rights, dividend equivalent rights, restricted stock, unrestricted stock, restricted stock units and performance shares. During the year ended December 31, 2024, a total of 22,667 restricted shares and options to acquire up to 10,000 shares of common stock had been granted under the Plan since the first grant in the fourth quarter of 2023 (2023: 530 restricted shares).
Restricted shares:
On November 6, 2023, the Company granted 530 of
non-vested
restricted shares under the Company’s equity compensation plan to the Company’s CFO and to the non-executive
Chairman of the Board of Directors of

the Company. The fair value of each share granted was $637.50 which is equal to the closing price of the Company’s common stock on the grant date. 50% of these shares vested on November 6, 2024 and the remaining 50% vest on November 6, 2025.
On September 16, 2024, the Company granted 22,667 of
non-vested
restricted shares under the Company’s equity compensation plan to the non-executive
Chairman of the Board of Directors of the Company. The fair value of each share granted was $17.40 which is equal to the closing price of the Company’s common stock on the grant date. 50% of these shares vest on September 16, 2025 and the remaining 50% vest on September 16, 2026.
All unvested restricted shares are conditional upon the option holder’s continued service as an employee of the Company, or as a director until the applicable vesting date. Until the forfeiture of any restricted shares, the grantee has the right to vote such restricted shares, to receive and retain all regular cash dividends paid on such restricted shares and to exercise all other rights provided that the Company will retain custody of all distributions other than regular cash dividends made or declared with respect to the restricted shares.
The Company pays dividends on all restricted shares regardless of whether they have vested and there is no obligation of the employee to return the dividend when employment ceases. The Company did not pay any dividends during the period from July 25, 2022 to December 31, 2022 and during the years ended December 31, 2023 and 2024.
The stock-based compensation expense for the year ended December 31, 2024 amounted to $313,972 (2023: $37,638, 2022: nil), and is included in the consolidated statements of operations under the caption “General and administrative expenses”. A summary of the status of the Company’s non-vested restricted
shares as of December 31, 2023 and 2024, is presented below:

	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, January 1, 2023	—	—

Granted	530	637.50

Non-vested, December 31, 2023	530	637.50
Vested	(265)	(637.50)
Granted	22,667	17.40
Non-vested, December 31, 2024	22,932	24.57
The remaining unrecognized compensation cost relating to the shares granted amounting to $380,118 as of December 31, 2024, is expected to be recognized over the remaining period of 1.2 years, according to the contractual terms of those non-vested share awards.
Option to purchase common shares:
On September 16, 2024, the Company granted options to acquire up to 10,000 shares of common stock at an exercise price of $17.40
under the Plan to the
non-executive
Chairman of the Board of Directors of the Company. 50% of these options vest on September 16, 2025 and the remaining 50% vest on September 16, 2026. These options expire on September 16, 2034. The fair value of each option granted was $10.76. The fair value of each option granted was estimated on the date of the grant using the Black-Scholes option pricing model. The following weighted-average assumptions were used in computing the fair value of the options granted: expected volatility of 66.96%; expected term of 5.75 years. The expected term of the options granted was estimated to be the average of the vesting and the contractual term. The expected volatility was generally based on historical volatility, calculated using approximately 6 years of historical data from comparable peer entities prior to the grant date.

The Company had no stock option activity during the year ended December 31, 2023 and the period ended from July 25, 2022 to December 31, 2022. The stock-based compensation expense for the year ended December 31, 2024 amounted to $23,883 (2023: nil, 2022: nil), and is included in the consolidated statement of operations under the caption “General and administrative expenses”. A summary of the Company’s non-vested
stock option activity and related information for the year ended December 31, 2024, is as follows:

	Option shares #	Exercise Price $
Outstanding, January 1, 2024	—	—
Granted	10,000	17.40
Outstanding, December 31, 2024	10,000	17.40
Exercisable, December 31, 2024	—	—
The remaining unrecognized compensation cost relating to the options granted amounting to $84,158 as of December 31, 2024, is expected to be recognized over the remaining period of 1.3 years, according to the contractual terms of those non-vested
share options.